Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Companies controlled by directors of the Company	$15,250	$15,250	$72,916
Directors or officers of the Company	294,447	232,491	142,887
	$309,697	$247,741	$215,803

Disclosure of transactions between related parties [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Research and development	$180,000	$1,535	$233,910
General and administration	33,000	-	-
	$213,000	$1,535	$233,910

Disclosure of information about key management personnel [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
General and administrative – salaries	$240,000	$285,000	$578,887
Directors’ fees	55,000	55,000	42,137
Stock-based compensation	115,800	826,307	42,216
	$410,800	$1,166,307	$663,240